RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs and expenses (services provided to the Company):
Share-based compensation expenses		$ 54,392	$ 31,797	$ 25,143
Purchase of property and equipment		464,253	471,121	562,972
Melco International and its Subsidiaries | Transactions with affiliated companies [Member]
Revenues (services provided by the Company):
Shared service fee income for corporate office		1,521	1,366	3,044
Costs and expenses (services provided to the Company):
Management fee expenses	[1]	1,477	2,798	4,339
Share-based compensation expenses	[2]	$ 7,021	2,218
Melco International and its Subsidiaries | Transactions with affiliated companies [Member] | Cyprus Project [Member]
Revenues (services provided by the Company):
Management fee income	[3]		1,056	1,903
Costs and expenses (services provided to the Company):
Management fee expenses	[3]		1,316	3,790
A joint venture and a subsidiary of MECOM Power and Construction Limited ("MECOM")( [Member] | Transactions with affiliated companies [Member]
Costs and expenses (services provided to the Company):
Consultancy fee expense	[4]		10,031	11,723
Purchase of property and equipment	[4]		$ 10,174	$ 13,481

[1]	The amount mainly represents management fee expenses for the services provided by the senior management of Melco International and for the operation of the office of Melco’s Chief Executive Officer.
[2]	The amount represents the share-based compensation expenses related to the grant of certain share-based awards under Melco International Share Incentive Plan to an employee of the Company. Further information on the share-based compensation arrangements is included in Note 17.
[3]	The amount mainly represents management fee income for services provided by the Company to Melco International for management and operation for the project in Cyprus, and such amount was further recharged with mark-up by a subsidiary of Melco International to ICR Cyprus Group. The amount represents the transactions for the period up to the completion of the Acquisition of ICR Cyprus on July 31, 2019 as described in Note 25.
[4]	A company in which Mr. Lawrence Yau Lung Ho, Melco’s Chief Executive Officer, had beneficial interest of approximately 20% until December 10, 2019, the date on which Mr. Lawrence Yau Lung Ho disposed his entire beneficial interest in MECOM. The amount in 2019 represents the transactions with a joint venture and a subsidiary of MECOM during the period from January 1, 2019 to December 10, 2019.